Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current	$ 893	$ 941	$ 887
Total current assets	27,682	6,279	8,896
Prepaid expenses and other assets	325	358	488
Accrued expenses	$ 9,653	7,639	3,713
As Previously Reported [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current			1,375
Total current assets			9,384
Prepaid expenses and other assets
Accrued expenses			4,416
Adjustments [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Prepaid expenses and other assets, current			(488)
Total current assets			(488)
Prepaid expenses and other assets			488
Accrued expenses			(703)
Related Party [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accrued interest (related party)			703
Related Party [Member] | As Previously Reported [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accrued interest (related party)
Related Party [Member] | Adjustments [Member]
Schedule of Consolidated Balance Sheet [Line Items]
Accrued interest (related party)			$ 703